UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SERENGETI ASSET MANAGEMENT LP
           --------------------------------------------------
Address:   632 Broadway 12th Floor
           --------------------------------------------------
           New York, New York 10012
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-12866
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc Baum
           --------------------------------------------------
Title:     Authorized Person
           --------------------------------------------------
Phone:     212-466-2331
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/                          New York, New York           2/14/12
       -------------------------  ---------------------------   ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        21
                                               -------------

Form 13F Information Table Value Total:        $579286
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
BANK OF AMERICA CORPORATION  COM            060505104     9452  1700000 SH       SOLE                1700000  0     0
BROOKFIELD ASSET MGMT INC    CL A LTD VT SH 112585104    12366   450000 SH       SOLE                 450000  0     0
CALPINE CORP                 COM NEW        131347304     9150   560292 SH       SOLE                 560292  0     0
CAPITALSOURCE INC            COM            14055X102     3350   500000 SH       SOLE                 500000  0     0
CITIGROUP INC                COM NEW        172967424    15786   600000 SH       SOLE                 600000  0     0
CME GROUP INC                COM            12572Q105    20225    83000 SH  CALL SOLE                  83000  0     0
DYNEGY INC DEL               COM            26817G300     3740  1350000 SH       SOLE                1350000  0     0
E M C CORP MASS              COM            268648102     3231   150000 SH       SOLE                 150000  0     0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140    23910   750000 SH       SOLE                 750000  0     0
FORTRESS INVESTMENT GROUP LL CL A           34958B106    21125  6250000 SH       SOLE                6250000  0     0
HOWARD HUGHES CORP           COM            44267D107     1104    25000 SH       SOLE                  25000  0     0
KKR & CO L P DEL             COM UNITS      48248M102    50679  3950000 SH       SOLE                3950000  0     0
MCMORAN EXPLORATION CO       COM            582411104    14550  1000000 SH  CALL SOLE                1000000  0     0
MICROSOFT CORP               COM            594918104    46728  1800000 SH  CALL SOLE                1800000  0     0
NET 1 UEPS TECHNOLOGIES INC  COM NEW        64107N206     1918   250000 SH       SOLE                 250000  0     0
OCH ZIFF CAP MGMT GROUP      CL A           67551U105    11354  1350000 SH       SOLE                1350000  0     0
PHH COR                      COM NEW        693320202     6955   650000 SH       SOLE                 650000  0     0
ROCK-TENN CO                 CL A           772739207    28850   500000 SH       SOLE                 500000  0     0
SANOFI                       SPONSORED ADR  80105N105     4500  3750000 SH       SOLE                3750000  0     0
SPDR S&P 500 ETF TR          TR UNIT        78462F103   282375  2250000 SH  PUT  SOLE                2250000  0     0
UNITED STATES STL CORP NEW   COM            912909108     7938   300000 SH  PUT  SOLE                 300000  0     0